Income and mining taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INCOME AND MINING TAXES
Current income and mining tax expense	$ 2.3	$ 2.6
Deferred income and mining tax expense	2.0	(3.0)
Adjustments in respect of prior year	0.2	(4.9)
Total income tax expense (recovery)	4.3	(0.4)
Canada
INCOME AND MINING TAXES
Current income and mining tax expense	1.8	2.2
Deferred income and mining tax expense	1.8	1.9
Foreign
INCOME AND MINING TAXES
Current income and mining tax expense	$ 0.5	$ 0.4